Loans Allowance for Loan Losses and Credit Quality (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Recorded Investment Allowance Recorded	$ 10,523,904	$ 8,489,239
Unpaid Principal Balance Allowance Recorded	12,217,992	10,149,243
Related Allowance With An Allowance Recorded	108,602	79,978
Interest Income Recognized	358,540	387,912
Average Recorded Investment Allowance Recorded	9,068,772	7,355,724
Total Related Allowance
Related Allowance With An Allowance Recorded	108,602	79,978
Recorded Investment With An Allowance Recorded	1,494,693	702,586
Unpaid Principal Balance With An Allowance Recorded	1,536,095	716,118
Average Recorded Investment With An Allowance Recorded	1,315,804	861,576
Interest Income Recognized With An Allowance Recorded	64,479	61,012
Total No Related Allowance
Recorded Investment With No Related Allowance Recorded	9,029,211	7,786,653
Unpaid Principal Balance With No Related Allowance Recorded	10,681,897	9,433,125
Interest Income Recognized With No Related Allowance Recorded	294,061	326,900
Average Recorded Investment With No Related Allowance Recorded	7,752,968	6,494,148
Commercial Real Estates [Member]
Recorded Investment With No Related Allowance Recorded	3,176,962	4,554,074
Unpaid Principal Balance With No Related Allowance Recorded	3,671,196	5,108,557
Average Recorded Investment With An Allowance Recorded	49,942
Interest Income Recognized With An Allowance Recorded	0
Interest Income Recognized With No Related Allowance Recorded	115,651	120,996
Average Recorded Investment With No Related Allowance Recorded	3,680,783	2,747,193
Residential real estate - 1st lien [Member]
Related Allowance With An Allowance Recorded	106,280	79,978
Recorded Investment With An Allowance Recorded	1,041,730	702,586
Unpaid Principal Balance With An Allowance Recorded	1,073,350	716,118
Recorded Investment With No Related Allowance Recorded	2,785,669	3,050,647
Unpaid Principal Balance With No Related Allowance Recorded	3,805,682	4,076,352
Average Recorded Investment With An Allowance Recorded	983,944	858,124
Interest Income Recognized With An Allowance Recorded	64,479	60,769
Interest Income Recognized With No Related Allowance Recorded	177,892	205,514
Average Recorded Investment With No Related Allowance Recorded	2,808,989	3,331,971
Commercial & industrial [Member]
Related Allowance With An Allowance Recorded	2,322
Recorded Investment With An Allowance Recorded	452,963
Unpaid Principal Balance With An Allowance Recorded	462,745
Recorded Investment With No Related Allowance Recorded	2,989,161	93,362
Unpaid Principal Balance With No Related Allowance Recorded	3,078,769	115,414
Average Recorded Investment With An Allowance Recorded	281,412
Interest Income Recognized With An Allowance Recorded	0
Interest Income Recognized With No Related Allowance Recorded	204	204
Average Recorded Investment With No Related Allowance Recorded	1,180,935	290,181
Residential real estate - Jr lien [Member]
Recorded Investment With No Related Allowance Recorded	77,419	88,570
Unpaid Principal Balance With No Related Allowance Recorded	126,250	132,802
Average Recorded Investment With An Allowance Recorded	506	3,452
Interest Income Recognized With An Allowance Recorded	0	243
Interest Income Recognized With No Related Allowance Recorded	314	186
Average Recorded Investment With No Related Allowance Recorded	$ 82,261	$ 124,803